INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Current tax expense	$ 1,031	$ 1,693
Federal	66	54
State	(32)	(555)
Income tax expense	$ 1,065	$ 1,192